Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets
Schedule of information about significant changes in contract assets

	2024	2023
	$’m	$’m
At January 1,	259	239
Transfers from contract assets recognized at beginning of year to receivables	(254)	(234)
Increases as a result of new contract assets recognized during the year	256	249
Other (including exchange)	(10)	5
Balance as at December 31,	251	259